FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 5 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures the fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s derivative liability associated with the Second Lien Term Loan and warrants are measured using Level 3 inputs as follows:

Second Lien Term Loan Conversion Features: Under the terms of the Company’s Second Lien Term Loan, (the “Loan”) the lead lender has the option to convert 70% of the principal amount of each tranche of Loan, together with accrued and unpaid interest and the make-whole premium on such principal amount (together, the “Conversion Sum”), into shares of common stock. The make-whole premium is the cash amount to the excess of (a) the present value at such repayment, prepayment or acceleration date or the date the Obligations otherwise become due and payable in full of (1) the sum of the principal amount repaid, prepaid or accelerated plus (2) the interest accruing on such principal amount from the date of such repayment, prepayment or acceleration through the Maturity Date (excluding accrued but unpaid interest to the date of such repayment, prepayment or acceleration), such present value to be computed using a discount rate equal to the Treasury Rate plus 50 basis points discounted to the repayment, prepayment or acceleration date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months), over (b) the principal amount of the Loan repaid, prepaid or accelerated. The number of shares issued will be based on the division of 70% of the Conversion Sum by the Conversion Price then in effect. The Company also has the option to cause the Loan to convert if, at the time of exercise of the Company’s conversion option, the closing price of the Company’s common stock has been at least 150% of the Conversion Price then in effect for at least 20 of the 30 immediately preceding trading days. The features of the Make-Whole Premium in the Loan require the conversion features to be recorded as embedded derivatives and bifurcated from its host contracts, the Second Lien Term Loan, and accounted for separately from the debt. The conversion features contained in the Loan are recorded as a derivative liability at fair value each reporting period based upon values determined through the use of discounted lattice models of the Second Lien Term Loan. Change in fair value is accounted for in the consolidated statement operations. At June 30, 2017, the fair value of the derivative liabilities associated with the Second Lien Term Loan conversion features was approximately $39.5 million. As a result, for the six months ended June 30, 2017, the Company recorded an unrealized loss of $2.8 million on the derivative liabilities associated with the Second Lien Term Loan conversion features.

The fair value of the holder conversion features was determined using a binomial lattice model based on certain assumptions including (i) the Company’s stock price, (ii) risk-free rate, (iii) expected volatility, (iv) the Company’s implied credit rating, and (v) the implied credit yield of the Loan.

Heartland Warrant Liability. On January 8, 2015, the Company entered into the Heartland Credit Agreement. In connection with the Heartland Credit Agreement, the Company issued a warrant to purchase up to 22,500 shares of the Company’s common stock at an exercise price of $25.00. The warrant contains a price protection feature that will automatically reduce the exercise price if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price and would also trigger in an adjustment to the warrant share. On June 14, 2017, the Company and Heartland executed an amended and restated warrant agreement whereby the Company issued 160,714 warrants at an exercise price of $3.50 to replace 22,500 warrants previously issued on January 8, 2015 at an exercise price of $25.00 per share to settle a disagreement regarding the fair value change of the 22,500 warrants issued pursuant to the anti-dilutive price protection provisions in the January 8, 2015 agreement. The amended and restated warrant agreement no longer contains the same anti-dilutive price protection provisions. As a result of the reissuance of the warrant, the Company recorded approximately $0.02 million of realized gain on the Heartland warrant liability during the six months ended June 30, 2017.
SOS Warrant Liability. On June 23, 2016, in conjunction with the merger with Brushy in June 2016, the Company issued to SOS a warrant to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $25.00. The warrant contains a price protection feature that will automatically reduce the exercise price if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price. For the six months ended June 30, 2017, the Company incurred an unrealized gain in the fair value of the derivative liability related to the warrant of approximately $0.2 million.

Bristol Capital, LLC Warrant Liability. On September 2, 2014, the Company entered into a Consulting Agreement with Bristol Capital, LLC (“Bristol”), pursuant to which the Company issued to Bristol a warrant to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $20.00 per share (or, in the alternative, 100,000 options, but in no case, both). The agreement has a price protection feature that will automatically reduce the exercise price if the Company enters into another consulting agreement pursuant to which warrants are issued with a lower exercise price, which triggered in year 2016.  On March 14, 2017, the Company issued 77,131 shares of common stock to Bristol pursuant to a settlement agreement for a cashless exercise of the warrant.  The Bristol warrant was also revalued on March 14, 2017 resulting in a realized gain in fair value of $0.8 million for the six months ended June 30, 2017 and decreasing the Bristol derivative liability to $0.4 million.   As a result of the cashless exercise, the Company reclassified the $0.4 million of Bristol derivative liability to additional paid-in capital as of June 30, 2017.

The following table provides a summary of the recurring fair values of assets and liabilities measured at fair value (in thousands):

June 30, 2017	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Warrant liabilities	-	-	(317)	(317)
Second Lien Term Loan conversion features	-	-	(39,526)	(39,526)
Total recurring fair value measurements	$-	$-	$(39,843)	$(39,843)

December 31, 2016	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Warrant liabilities	-	-	(1,400)	(1,400)
Total recurring fair value measurements	$-	$-	$(1,400)	$(1,400)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities during the six months ended June 30, 2017 and 2016 (in thousands):

	Second Lien Term Loan Conversion Features	Bristol/ Heartland/SOS Warrant Liabilities	Total

Balance at January 1, 2017	$-	$(1,400)	$(1,400)
Issuance	(36,741)	-	(36,741)
Cashless exercise of warrants	-	371	371
Change in fair value of derivative liabilities	(2,785)	712	(2,073)
Balance at June 30, 2017	$(39,526)	$(317)	$(39,843)

	Convertible Debenture Derivative Liability	Bristol/ Heartland/SOS Warrant Liabilities	Incentive Bonus	Total

Balance at January 1, 2016	$(6)	$(56)	$(223)	$(285)
Reversal of accrued bonus	-	-	223	223
Additional liability	-	(164)	-	(164)
Converted to equity	43	-	-	43
Change in fair value of liability	(37)	(60)	-	(97)
Balance at June 30, 2016	$-	$(280)	$-	$(280)

Assets and liabilities measured at fair value on a nonrecurring basis. Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets and liabilities can include proved and unproved oil and natural gas properties and other long-lived assets that are written down to fair value when they are impaired or held for sale.

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the six months ended June 30, 2017 and 2016.

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs, used in the valuation methodologies in measuring fair value:

•	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Asset Retirement Obligation

The fair value of the Company’s asset retirement obligation liability is calculated at the point of inception by taking into account, the cost of abandoning oil and gas wells, which is based on the Company’s and/or Industry’s historical experience for similar work, or estimates from independent third-parties; the economic lives of its properties, which are based on estimates from reserve engineers; the inflation rate; and the credit adjusted risk-free rate, which takes into account the Company’s credit risk and the time value of money. Given the unobservable nature of the inputs, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs.

Executive Compensation

In September 2013, the Company announced the appointment of Abraham Mirman as its new president. In connection with Mr. Mirman’s appointment, the Company entered into an employment agreement with Mr. Mirman (the “Mirman Agreement”). The Mirman Agreement provides for an incentive bonus package that, depending upon the relative performance of the Company’s Common Stock compared to the performance of stocks of certain peer group companies as measured from Mr. Mirman’s initial date of employment through December 31, 2014, may result in a cash bonus payment to Mr. Mirman of up to 3.0 times his base salary. The incentive bonus is recorded as a liability and valued at each reporting period. The Company engaged a valuation firm (“VFIRM”) to complete a valuation of this incentive bonus. As previously announced, on March 30, 2015, the Company entered into an amended and restated employment agreement, which the Company refers to as the Mirman CEO Agreement with Mr. Mirman. The Mirman CEO Agreement also provides for Mr. Mirman to receive a cash incentive bonus if certain production thresholds are achieved by the Company. Mr. Mirman’s new incentive bonus liability was valued by VFIRM at $104,000 at December 31, 2015. As of December 31, 2016, there was no bonus liability due to Mr. Mirman since the production thresholds were not met by the Company. As of December 31, 2015, the Company provided for $87,000 of the bonus liability which represents the amount earned as of December31, 2015.

On March 6, 2015, the Company announced the appointment of Kevin Nanke as its new Executive Vice President and Chief Financial Officer. Mr. Nanke would also receive a cash incentive bonus if certain production thresholds were achieved by the Company and a performance bonus of $100,000 if the Company achieved certain goals set forth in Mr. Nanke’s employment agreement. Mr. Nanke’s new incentive bonus liability was valued by VFIRM at $83,000 at December 31, 2015. As of December 31, 2016, there was no bonus liability due to Mr. Nanke since the production thresholds were not met by the Company. As of December 31, 2015, the Company provided for $69,000 of the liability which represents the amount earned as of that date.

On March 16, 2015, the Company entered into an employment agreement with Ariella Fuchs for services to be performed as General Counsel to the Company. Ms. Fuchs will also receive a cash incentive bonus if certain production thresholds are achieved by the Company. Ms. Fuchs’ new incentive bonus liability was valued by VFIRM at $80,000 at December 31, 2015. As of December 31, 2016, there was no bonus liability due to Ms. Fuchs since the production thresholds were not met by the Company. As of December 31, 2015, the Company provided for $67,000 of the liability which represents the amount earned as of that date.

Change in Warrant Liability

On September 2, 2014, the Company entered into a Consulting Agreement with Bristol Capital, LLC, pursuant to which the Company issued to Bristol a warrant to purchase up to 100,000 shares of Common Stock at an exercise price of $20.00 per share (or, in the alternative, 100,000 options, but in no case both). The agreement has a price protection feature that will automatically reduce the exercise price if the Company enters into another consulting agreement pursuant to which warrants are issued with a lower exercise price, which triggered during fiscal year 2016.. On December 31, 2016, the Company revalued the warrants/option using the revised terms as follows: (i) 641,026 total warrants/options issued; (ii) stock price of $3.10; (iii) adjusted exercise price of $3.12; (iv) expected life of 2.67 years; (v) volatility of 101%; (vi) risk free rate of 1.38% for a total value of $1.21 million, which adjusted the change in fair value valuation of the derivative by $1.17 million. On December 31, 2015, the Company revalued the warrants/options using the following variables: (i) 100,000 total warrants/options issued (as stated above, the Company will only issue a total of 100,000 shares of Common Stock under the option or the warrant, but no more than 100,000 shares of Common Stock in the aggregate); (ii) stock price of $2.00; (iii) exercise price of $20.00; (iv) expected life of 3.7 years; (v) volatility of 100%; risk free rate of 1.5% for a total value of approximately $44,000, which adjusted the change in fair value valuation of the derivative by $350,000 for the year ended December 31, 2015.

On January 8, 2015, the Company entered into the Credit Agreement. In connection with the Credit Agreement, the Company issued to Heartland a warrant to purchase up to 22,500 shares of Common Stock at an adjusted exercise price of $4.05 with the initial advance, which contains an anti-dilution feature that will automatically reduce the exercise price if the Company enters into another agreement pursuant to which warrants are issued with a lower exercise price.

On December 31, 2015, the Company revalued the warrants issued to the Heartland Bank using the following variables: (i) 22,500 warrants issued; (ii) stock price of $2.00; (iii) exercise price of $ 25.00; (iv) expected life of 4.0 years; (v) volatility of 100%; (vi) risk free rate of 1.5% for a total value of $12,000, which adjusted the change in fair value valuation of the derivative by $12,000 for the year ended December 31, 2015.  On December 31, 2016, the Company revalued the warrants using the following variables: (i) 22,500 warrants issued; (ii) stock price of $3.10; (iii) adjusted exercise price of $ 4.05; (iv) expected life of 3.02 years; (v) volatility of 101%; (vi) risk free rate of 1.5% for a total value of approximately $42,000, which adjusted the change in fair value valuation of the derivative by $30,000 for the year ended December 31, 2016.

Pursuant to the Merger Agreement and as a condition to the Fourth Amendment (defined below), the Company was required to make a cash payment of $500,000, issue the SOS Note and the SOS Warrant. The SOS Warrant contains a price protection feature that will automatically reduce the exercise price if the Company enters into another financing agreement pursuant to which warrants are issued with a lower exercise price after June 23, 2016. This initial value of $164,000 was recorded as additional Merger consideration. On December 31, 2016, the Company evaluated the SOS Warrant using the following variables: (i) stock price of $3.10 (ii) exercise price of $25.00 (iii) contractual life of 1.48 years; (iv) volatility of 101%; (v) risk free rate of 1.02% for a total value of approximately $144,000, which adjusted the fair value valuation of the derivative by approximately $20,000 for the year ended December 31, 2016.

Debentures Conversion Derivative Liability

As of December 31, 2015, the Company had $6.85 million in remaining Debentures, which, subject to stockholder approval, were convertible at any time at the holders’ option into shares of Common Stock at $20.00 per share, or 342,323 underlying conversion shares prior to the execution of the Debenture Conversion Agreement. The Debentures have elements of a derivative due to the potential for certain adjustments, including both the conversion option and the price protection embedded in the Debentures. The conversion option allows the Debenture holders to convert their Debentures to underlying Common Stock at a conversion price of $20.00 per share, subject to certain adjustments, including the requirement to reset the conversion for any subsequent offering at a lower price per share amount. The Company values this conversion liability at each reporting period using a Monte Carlo pricing model.

On June 23, 2016, pursuant to the terms of the Debenture Conversion Agreement, dated December 29, 2015, the Company's remaining outstanding 8% Convertible Debentures (the “Debentures”) of approximately $6,846,000 converted automatically upon consummation of the Merger. The conversion price was modified from $20.00 per share to $5.00 per share, resulting in the issuance of 1,369,293 shares of Common Stock. Upon the conversion of the Debentures, the associated conversion liability of approximately $54,000 was reclassified to additional paid-in capital. At December 31, 2016 and 2015, the Company valued the conversion feature associated with the Debentures at $0 and $6,000, respectively. As of December 31, 2016, the remaining debentures were fully converted into 1,369,293 shares of the Company’s common stock.

The following table provides a summary of the recurring fair values of assets and liabilities measured at fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Warrant liabilities	-	-	(1,400)	(1,400)
Total recurring fair value measurements	$-	$-	$(1,400)	$(1,400)

December 31, 2015	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Executive employment agreement	$-	$-	$(223)	$(223)
Warrant liabilities	-	-	(56)	(56)
Convertible debenture conversion derivative liability	-	-	(6)	(6)
Total recurring fair value measurements	$-	$-	$(285)	$(285)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of December 31, 2016 and 2015 (in thousands):

	Conversion derivative liability	Bristol/ Heartland/SOS warrant liability	Incentive bonus	Total

Balance at January 1, 2016	$(6)	$(56)	$(223)	$(285)
Additional liability	-	(164)	(393)	(557)
Reversal of accrued bonus	-	-	718	718
Converted to equity	(54)	-	-	(54)
Change in fair value of liability	60	(1,180)	(102)	(1,222)
Balance at December 31, 2016	$-	$(1,400)	$-	$(1,400)

	Conversion derivative liability	Bristol/Heartland warrant liability	Incentive bonus	Total

Balance at January 1, 2015	$(1,249)	$(394)	$(40)	$(1,683)
Additional liability	-	(56)	(149)	(205)
Change in fair value of liability	1,243	394	(34)	1,603
Balance at December 31, 2015	$(6)	$(56)	$(223)	$(285)

Assets and liabilities measured at fair value on a nonrecurring basis. Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets and liabilities can include proved and unproved oil and gas properties and other long-lived assets that are written down to fair value when they are impaired or held for sale.

Proved oil and gas properties. The Company estimates the expected undiscounted future cash flows of its oil and natural gas properties and compares such amounts to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. The factors used to determine fair value are subject to management’s judgement and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates or proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs. Impairment of oil and gas assets for the year ended December 31, 2016 and 2015 was $4.7 million and $24.5 million, respectively.

The following table provides a summary of the non-recurring fair values of assets and liabilities measured at fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Non-recurring fair value measurements
Impairment of proved oil and gas properties	-	-	4,700	4,700
Total non-recurring fair value measurements	$-	$-	$4,700	$4,700

December 31, 2015
Non-recurring fair value measurements
Impairment of proved oil and gas properties	-	-	24,500	24,500
Total non-recurring fair value measurements	$-	$-	$24,500	$24,500

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the years ended December 31, 2016 and 2015.

Brushy Resources, Inc [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 4 - FAIR VALUE MEASUREMENTS

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company’s financial assets and liabilities, such as cash, trade receivable, joint interest receivable, joint interest revenues payable, accounts payable and accrued liabilities and related party payable, approximate their fair values because of the short maturity of these instruments. The carrying amount of the notes payable in long-term debt also approximates fair value due to its variable-rate characteristics.

The following tables present information about the Company’s financial assets and liabilities measured at fair value as of March 31, 2016 and December 31, 2015:

($ in thousands)	Level 1	Level 2	Level 3	Balance as of March 31, 2016
Assets (at fair value):
Derivative assets (oil collar and put options)	$—	$—	$—	$—
Liabilities (at fair value):
Asset Retirement Obligations	$—	$—	$3,660	$3,660

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2015
Assets (at fair value):
Derivative assets (oil collar and put options)	$—	$733	$—	$733
Liabilities (at fair value):
Asset Retirement Obligations	$—	$—	$3,597	$3,597

The Company’s derivative contracts consist of NYMEX-based fixed price commodity swaps and NYMEX collars. The NYMEX-based fixed price derivative contracts are indexed to NYMEX futures contracts, which are actively traded, for the underlying commodity and are commonly used in the energy industry. A number of financial institutions and large energy companies act as counter-parties to these type of derivative contracts. As the fair value of these derivative contracts is based on a number of inputs, including contractual volumes and prices stated in each derivative contract, current and future NYMEX commodity prices, and quantitative models that are based upon readily observable market parameters that are actively quoted and can be validated through external sources, the Company have characterized these derivative contracts as Level 2.

The asset retirement liability is measured using primarily Level 3 inputs.  The significant unobservable inputs to this fair value measurement include estimates of plugging costs, remediation costs, inflation rate and well life.  The inputs are calculated based on historical data as well as current estimated costs. See Note 7 - Asset Retirement Obligations.

The Company estimates the expected undiscounted future cash flows of its oil and natural gas properties and compares such amounts to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates or proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs.

NOTE 4 - FAIR VALUE MEASUREMENTS

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company’s financial assets and liabilities, such as cash, trade receivable, joint interest receivable, joint interest revenues payable, accounts payable and accrued liabilities and related party payable, approximate their fair values because of the short maturity of these instruments. The carrying amount of the notes payable in long-term debt also approximates fair value due to its variable-rate characteristics.

The following tables present information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and December 31, 2014:

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2015
Assets (at fair value):
Derivative assets (oil collar and put options)	$-	$733	$-	$733
Liabilities (at fair value):
Asset Retirement Obligations	$-	$-	$3,597	$3,597

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2014
Assets (at fair value):
Derivative assets (oil collar and put options)	$-	$1,766	$-	$1,766
Liabilities (at fair value):
Asset Retirement Obligations	$-	$-	$3,606	$3,606

The Company's derivative contracts consist of NYMEX-based fixed price commodity swaps and NYMEX collars. The NYMEX-based fixed price derivative contracts are indexed to NYMEX futures contracts, which are actively traded, for the underlying commodity and are commonly used in the energy industry. A number of financial institutions and large energy companies act as counter-parties to these type of derivative contracts. As the fair value of these derivative contracts is based on a number of inputs, including contractual volumes and prices stated in each derivative contract, current and future NYMEX commodity prices, and quantitative models that are based upon readily observable market parameters that are actively quoted and can be validated through external sources, we have characterized these derivative contracts as Level 2.

The asset retirement liability is measured using primarily Level 3 inputs./  The significant unobservable inputs to this fair value measurement include estimates of plugging costs, remediation costs, inflation rate and well life.  The inputs are calculated based on historical data as well as current estimated costs. See Note 7 - Asset Retirement Obligations.

The Company estimates the expected undiscounted future cash flows of its oil and natural gas properties and compares such amounts to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates or proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs. Impairment of oil and gas assets for the year ended December 31, 2015 and 2014 was $55,753 thousand and $4,428 thousand, respectively.